Other Receivables & Other Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Receivables & Other Payables (Textual)
Collectible balances from customers	$ 5,897,450	$ 5,897,450
Payments to suppliers	$ 5,814,883	$ 5,814,883